Consolidated Balance Sheets (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Assets
Cash and due from banks	$ 27,567,000,000		$ 26,206,000,000
Deposits with banks	21,673,000,000		63,230,000,000
Federal funds sold and securities purchased under resale agreements (included $20,299 and $20,536 at fair value)	222,554,000,000		195,404,000,000
Securities borrowed (included $13,961 and $7,032 at fair value)	123,587,000,000		119,630,000,000
Trading assets (included assets pledged of $73,056 and $38,315)	489,892,000,000		411,128,000,000
Securities (included $316,318 and $360,365 at fair value and assets pledged of $86,891 and $140,631)	316,336,000,000		360,390,000,000
Loans (included $1,976 and $1,364 at fair value)	692,927,000,000		633,458,000,000
Allowance for loan losses	(32,266,000,000)		(31,602,000,000)
Loans, net of allowance for loan losses	660,661,000,000		601,856,000,000
Accrued interest and accounts receivable (included zero and $5,012 at fair value)	70,147,000,000		67,427,000,000
Premises and equipment	13,355,000,000		11,118,000,000
Goodwill	48,854,000,000		48,357,000,000
Mortgage servicing rights	13,649,000,000		15,531,000,000
Other intangible assets	4,039,000,000		4,621,000,000
Other assets (included $18,201 and $19,165 at fair value and assets pledged of $1,485 and $1,762)	105,291,000,000		107,091,000,000
Total assets	2,117,605,000,000	[1]	2,119,673,000,000
Liabilities
Deposits (included $4,369 and $4,455 at fair value)	930,369,000,000		938,367,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $4,060 and $3,396 at fair value)	276,644,000,000		261,413,000,000
Commercial paper	35,363,000,000		41,794,000,000
Other borrowed funds (included $9,931 and $5,637 at fair value)	57,309,000,000		55,740,000,000
Trading liabilities	146,166,000,000		125,071,000,000
Accounts payable and other liabilities (included the allowance for lending-related commitments of $717 and $939 and $236 and $357 at fair value)	170,330,000,000		162,696,000,000
Beneficial interests issued by consolidated variable interest entities (included $1,495 and $1,410 at fair value)	77,649,000,000		15,225,000,000
Long-term debt (included $38,839 and $48,972 at fair value)	247,669,000,000		266,318,000,000
Total liabilities	1,941,499,000,000	[1]	1,958,828,000,000
Commitments and contingencies (see Note 31 on pages 280-281 of this Annual Report)
Stockholders' equity
Preferred stock ($1 par value; authorized 200,000,000 shares; issued 780,000 and 2,538,107 shares)	7,800,000,000		8,152,000,000
Common stock ($1 par value; authorized 9,000,000,000 shares; issued 4,104,933,895 shares and 4,104,933,895)	4,105,000,000		4,105,000,000
Capital surplus	97,415,000,000		97,982,000,000
Retained earnings	73,998,000,000		62,481,000,000
Accumulated other comprehensive income/(loss)	1,001,000,000		(91,000,000)
Shares held in RSU Trust, at cost (1,192,712 shares and 1,526,944 shares)	(53,000,000)		(68,000,000)
Treasury stock, at cost (194,639,785 shares and 162,974,783 shares)	(8,160,000,000)		(7,196,000,000)
Total stockholders' equity	176,106,000,000		160,845,000,000
Total liabilities and stockholders' equity	2,117,605,000,000
Limited program-wide credit enhancement	2,000,000,000		2,400,000,000
Variable Interest Entity, Primary Beneficiary [Member]
Assets
Trading assets (included assets pledged of $73,056 and $38,315)	9,837,000,000		6,347,000,000
Loans (included $1,976 and $1,364 at fair value)	95,587,000,000		13,004,000,000
Other assets (included $18,201 and $19,165 at fair value and assets pledged of $1,485 and $1,762)	3,494,000,000		5,043,000,000
Total assets	108,918,000,000		24,394,000,000
Liabilities
Accounts payable and other liabilities (included the allowance for lending-related commitments of $717 and $939 and $236 and $357 at fair value)	1,922,000,000		2,197,000,000
Beneficial interests issued by consolidated variable interest entities (included $1,495 and $1,410 at fair value)	77,649,000,000		15,225,000,000
Total liabilities	79,571,000,000		17,422,000,000
Scenario Previously Reported [Member]
Assets
Total assets			2,031,989,000,000	[1]
Liabilities
Total liabilities			1,866,624,000,000	[1]
Stockholders' equity
Total stockholders' equity			165,365,000,000
Total liabilities and stockholders' equity			$ 2,031,989,000,000

[1]	The following table presents information on assets and liabilities related to VIEs that are consolidated by the Firm at December 31, 2010, and 2009. The difference between total VIE assets and liabilities represents the Firm's interests in those entities, which were eliminated in consolidation.